REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
REVENUE (Tables) [Line Items]
Schedule of total revenue disaggregated by geographic region
	Six Months Ended June 30,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$256	19%	$341	42%
Japan	875	66%	181	22%
Other	202	15%	288	36%
Total	$1,333	100%	$810	100%

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$712	35%	$1,522	37%
Japan	547	27%	1,898	46%
Other	747	38%	712	17%
Total	$2,006	100%	$4,132	100%